NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Rental Payments for Operating Leases	Dec. 31, 2015 USD ($)
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
Operating Lease Obligations	$ 652,525
Operating Lease Obligations	169,843
Operating Lease Obligations	275,500
Operating Lease Obligations	207,182
Operating Lease Obligations	$ 0